Business Combinations And Capital Reorganization (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Schedule Of Networth Of The Companies As A Result Of Reorganization

From January 1, 2020 and until October 1, 2021, the structure of Wallbox’s equity and net assets remained the same as that of Wallbox Chargers. On October 1, 2021, as a result of the share capital increases in Wallbox N.V. due to the legal contribution in kind of Wallbox Chargers and Kensington, certain adjustments were made to estimate the net equity and to present the share capital of Wallbox, considering that the Group’s losses for the period until September 30, 2021 include those for Wallbox N.V. as of its date of incorporation (June 7, 2021) and those for the WallBox Chargers Group from January 1, 2021 to September 30, 2021:

(In thousand Euros)	October 1, 2021
Share capital	44,430
Share premium	321,789
Loss for the period	(154,680)
Other equity components	4,371
Foreign currency translation reserve	118
Total equity attributable to owners of the company	216,028

Schedule of Impact On Earnings Per Share As A Result Of Reorganization

Consequently, the weighted average number of ordinary shares outstanding for basic and diluted EPS for the prior periods was as of December 31, 2020 as follows:

December 31, 2020
Shares	Outstanding shares
Class A	280,737
Class B	111,381
Total	392,118
Shares for Basic EPS Wallbox Chargers	392,118
Exchange ratio	240.99
Adjusted number of shares	94,496,837

Albert Buettner GmbH [Member]
Disclosure of detailed information about business combination [line items]
Summary of Details of the Purchase Consideration

Details of the purchase consideration are as follows:

(In thousand Euros)
Purchase consideration:
Amount paid (in cash)	10,102
Deferred consideration (in cash)	4,465
Put option liability	10,405
Total	24,972

Summary of Assets and Liabilities Recognized at Fair Value as a Result of the Acquisition

Assets and liabilities recognized at fair value as a result of the acquisition were as follows:

(In thousand Euros)
Property, plant and equipment	18,322
Intangible assets	16,244
Right of use	13,014
Inventories	8,403
Trade and other financial receivables	679
Other assets	765
Cash and cash equivalents	690
Total Assets	58,117
Lease liabilities	(13,014)
Deferred tax liabilities	(8,378)
Trade and other financial payables	(562)
Other liabilities	(25)
Total Liabilities	(21,979)
Identifiable net assets acquired	36,138
Purchase consideration	24,972
Negative Goodwill arising on acquisition (Note 20)	(11,166)

AR Electronic Solutions SL [Member]
Disclosure of detailed information about business combination [line items]
Summary of Details of the Purchase Consideration

Details of the purchase consideration are as follows:

(In thousand Euros)
Purchase consideration:
Amount paid (in cash)	4,200
Deferred consideration (in shares)	6,300
Settlement of pre-existing trade receivables with the Group	(1,463)
Settlement of pre-existing trade payables with the Group	998
Total	10,035

Summary of Assets and Liabilities Recognized at Fair Value as a Result of the Acquisition

Assets and liabilities recognized at fair value as a result of the acquisition were as follows:

(In thousand Euros)
Property, plant and equipment	1,567
Intangible assets	1,919
Right of use	1,224
Non-current financial assets	59
Inventories	6,891
Trade and other financial receivables	2,670
Cash and cash equivalents	5,078
Total Assets	19,408
Non-current loans and borrowings	(4,383)
Lease liabilities	(988)
Deferred tax liabilities	(1,086)
Trade and other financial payables	(5,697)
Current loans and borrowings	(2,790)
Total Liabilities	(14,944)
Identifiable net assets acquired	4,464
Purchase consideration	10,035
Goodwill arising on acquisition	5,571

Coil, Inc [Member]
Disclosure of detailed information about business combination [line items]
Summary of Details of the Purchase Consideration	Details of the purchase consideration are as follows:

(In thousand Euros)
Purchase consideration:
Amount paid (in cash)	1,155
To be paid in shares (Note 16)	2,417
Total	3,572

Summary of Assets and Liabilities Recognized at Fair Value as a Result of the Acquisition

Assets and liabilities recognized at fair value as a result of the acquisition were as follows:

(In thousand Euros)
Intangible assets	2,057
Inventories	142
Trade and other financial receivables	817
Cash and cash equivalents	97
Total Assets	3,113
Non-current Loans and borrowings	(2,195)
Current Loans and borrowings	(71)
Deferred tax liabilities	(438)
Trade and other financial payables	(452)
Total Liabilities	(3,156)
Identifiable net assets acquired	(43)
Purchase consideration	3,572
Goodwill arising on acquisition	3,615